Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of the assumptions used to estimate the fair value of the options
The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021
Risk-free interest rate	1.52%-3.62% or nil	0.55%-1.92%	1.61%
Expected volatility	29.53%-32.67% or nil	32.54%-33.58%	33%
Suboptimal exercise factor	2.2-2.5 or nil	2.5	2.5
Fair value per ordinary share	USD5.14	USD6.29 - 8.53	USD4.86
Expected dividend yield	0%	0%	0%
Post-vesting forfeiture rate	0%	0%	0%

Summary of The Option Activities
The Company recognized share-based compensation expense for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
General and administrative	64,799	80,727	68,932	10,817
Cost of revenues	—	1,940	—	—

Total share-based compensation expense	64,799	82,667	68,932	10,817

2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for employees under the 2017 Plan is as follows:

	Number of options	Weighted Average Exercise price	Weighted Average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	1,599,767	1.47	19.52	49,138	9.1

Granted	1,944,256	0.38	31.84
Forfeited	(224,348)	1.50	15.07
Replaced	(3,319,675)	0.83	27.03

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—	—	—	—	—

2017 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for
non-employees
under the 2017 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted Average Remaining Contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	2,139,312	1.40	31.31	65,963	9.97

Granted	224,348	1.50	30.73
Replaced	(2,363,660)	1.41	31.25

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for employees under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—

Granted	5,583,659	0.07	5.18
Forfeited	—	—	—
Outstanding as of December 31, 2019	5,583,659	0.07	5.18	28,302	9.0

Granted	349,373	0.21	6.98
Forfeited	—	—	—
Outstanding as of December 31, 2020	5,933,032	0.08	5.29	41,992	8.1

Granted	785,917	0.0001	4.86
Canceled	(2,187,287)	0.0001	5.14
Exercised	(1,842,456)	0.17	5.46
Forfeited	—	—	—
Outstanding as of December 31, 2021	2,689,206	0.06	5.30	2,822	7.5
Vested and expected to vest as of December 31, 2021	2,689,206

Exercisable at December 31, 2021	1,974,623	0.06	5.34	2,081	7.0

2019 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for
non-employees
under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,382,344	0.20	5.19
Forfeited	—	—	—
Outstanding as of December 31, 2019	2,382,344	0.20	5.19	11,762	9.0
Granted	36,539	0.21	8.53
Forfeited	—	—	—

Outstanding as of December 31, 2020	2,418,883	0.21	5.24	17,748	8.0
Granted	1,047,890	0.0001	4.86
Exercised	(1,074,879)	0.46	5.13
Forfeited	—	—	—

Outstanding as of December 31, 2021	2,391,894	0.0001	5.12	2,655	8.0
Vested and expected to vest as of December 31, 2021	2,391,894

Exercisable as of December 31, 2021	1,763,160	0.0001	5.21	1,957	7.52